PROPERTY, PLANT AND EQUIPMENT (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,047
Additions	156
Disposals	(2)
Depreciation expense	(141)
Transfer and other changes	(1)
Effect of changes in foreign exchange rates	25
Ending balance	2,084
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	4,305
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(2,221)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25
Additions	1
Disposals	0
Depreciation expense	(1)
Transfer and other changes	1
Effect of changes in foreign exchange rates	0
Ending balance	26
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	47
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(21)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	379
Additions	3
Disposals	0
Depreciation expense	(17)
Transfer and other changes	4
Effect of changes in foreign exchange rates	3
Ending balance	372
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	672
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(300)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,381
Additions	36
Disposals	(2)
Depreciation expense	(119)
Transfer and other changes	38
Effect of changes in foreign exchange rates	20
Ending balance	1,354
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,198
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,844)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	251
Additions	114
Disposals	0
Depreciation expense	0
Transfer and other changes	(46)
Effect of changes in foreign exchange rates	2
Ending balance	321
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	333
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(12)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11
Additions	2
Disposals	0
Depreciation expense	(4)
Transfer and other changes	2
Effect of changes in foreign exchange rates	0
Ending balance	11
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	55
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (44)